Stock-Based Compensation (Summary of Company's Stock Option Plan) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Stock-Based Compensation [abstract]
Number of shares outstanding, beginning of period | shares	628,636	536,174
Number of shares granted | shares	141,268	96,056
Number of shares exercised | shares	(4,400)
Number of shares forefeited | shares		(404)
Number of shares expired | shares	(3,331)	(3,190)
Number of shares outstanding, end of period | shares	762,173	628,636
Weighted average exercise price, outstanding, beginning of period | $	$ 7.97	$ 7.97
Weighted average exercise price, granted | $	8.56	10.53
Weighted average exercise price, exercised | $	6.22
Weighted average exercise price, forfeited | $		15.48
Weighted average exercise price, expired | $	29.25	84.25
Weighted average exercise price, outstanding, end of period | $	$ 7.99	$ 7.97